Concentrations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Dialysis and related lab services Sales Revenue, Services, Net Government-based Programs, Medicare and Medicaid	Dec. 31, 2010 Dialysis and related lab services Sales Revenue, Services, Net Government-based Programs, Medicare and Medicaid	Dec. 31, 2009 Dialysis and related lab services Sales Revenue, Services, Net Government-based Programs, Medicare and Medicaid	Dec. 31, 2011 Dialysis and related lab services Sales Revenue, Services, Net Supplier Concentration Risk	Dec. 31, 2010 Dialysis and related lab services Sales Revenue, Services, Net Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, Percentage			66.00%	66.00%	65.00%	3.00%	18.00%
Accounts receivable, and other receivables, from Medicare and Medicaid-assigned plans			$ 617,200	$ 554,300
Significant concentration of credit risk	No other single payor accounted for more than 5% of total accounts receivable.	No other single payor accounted for more than 5% of total accounts receivable.